Biological Assets	12 Months Ended
Dec. 31, 2024
Biological Assets

Note 6 – Biological Assets:

Fair value hierarchy

The table hereunder presents the biological assets that are measured at fair value, using a valuation method according to the fair value levels.

	December 31, 2024
	Level 1	Level 2	Level 3	Total
	NIS thousands	NIS thousands	NIS thousands	NIS thousands
Biological Assets	-	-	5,023	5,023

	Level 1	Level 2	Level 3	Total
December 31, 2023
	Level 1	Level 2	Level 3	Total
	NIS thousands	NIS thousands	NIS thousands	NIS thousands
Biological Assets	-	-	822	822

As stated in Note 2E above, the Company measures biological assets (level 3), which are mostly comprised of medical cannabis plants and agricultural produce, at fair value less selling costs up to the point of harvest. This value serves as the cost basis of inventory after the harvest.

The Company’s biological assets are primarily comprised of medical cannabis seedlings and medical cannabis. Presented below are the changes in biological assets during the reporting period:

	2024	2023
	NIS in thousands
Balance as of January 1	822	6,365
Costs of growing medical cannabis plants	26,081	57,496
Change in fair value less selling costs	1,581	261
Damaged (See Note 1(2) and Note 12B)	-	(8,885)
Transfer to inventory	(23,461)	(54,415)
Balance as of December 31	5,023	822

Note 6 – Biological Assets (Cont.):

Disclosure regarding assumptions which were used to estimate the net fair value of biological assets

A.	Below are the main assumptions used:

	31/12/2024	31/12/2023
Net growing area (in thousands of square meters)	10.5	10.5
Estimate net yield as of the reporting date (tons) (1)	1.8	0.2
Estimated net selling price (NIS per gram) (2)	16.8	16.9
Estimated growing cycle length (in weeks) (3)	13	13
Estimated growing cycle completion rate (in percent) (4)	23%	38%
Proportion of plants which do not reach the harvesting stage (5)	3%	3%

(1)	According to the number of seedlings as of the end of the reporting period

(2)	According to the price range of the Company’s existing products as of the end of the reporting period

(3)	In accordance with the Company’s experience, and according to the strains which exist as of the reporting date

(4)	By planting date vs. growing cycle length

(5)	According to the final product net weight

B.	Below is a sensitivity analysis on the fair value of the biological assets (in NIS thousands) in respect of a 10% increase in each of the following variables:

	31/12/2024	31/12/2023
Average selling price	612	100
Proportion of oil products	16	1
Proportion of plants which do not reach the harvesting	52	2